Summary of Significant Accounting Policies - Schedule Of Quality Assurance Obligation And Receivables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule Of Guarantee And Quality Assurance Fund Receivable Movement Activities [Line Items]
Quality assurance receivable	¥ 1,755,615	$ 247,273	¥ 1,669,855
Allowance for credit losses for quality assurance receivable	529,392		374,304
Quality Assets Receivable [Member]
Schedule Of Guarantee And Quality Assurance Fund Receivable Movement Activities [Line Items]
Quality assurance receivable	2,285,007		2,044,159
Allowance for credit losses for quality assurance receivable	(529,392)		(374,304)
Quality assurance receivable, net	¥ 1,755,615		¥ 1,669,855